Comprehensive Income	12 Months Ended
Sep. 30, 2013
Comprehensive Income [Abstract]
Comprehensive Income

Note 11—Comprehensive Income (Loss)

Total comprehensive income (loss) represents the sum of net income and items of "other comprehensive income or loss" that are reported directly in equity on an after tax basis, such as the net unrealized holding gain or loss on securities available for sale and defined benefit pension plan adjustments. The Company has reported its total comprehensive income in the consolidated statements of comprehensive income and changes in stockholders' equity.

Accumulated other comprehensive income (loss), which is included in stockholders' equity, consisted of the following:

	September 30,
	2013	2012
	(In thousands)
Net unrealized holding gains (losses) on securities available for sale, net of deferred income tax of $473,000 and $(319,000), respectively	$(719)	$483
Benefit plan adjustment, net of related deferred taxes of $599,000 and $245,000, respectively	(909)	(372)

	$(1,628)	$111